Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Portfolio summaries section

Long/Short Large-Cap Portfolio – Effective October 1, 2012, the expenses associated with the Portfolio's securities lending program will increase. To minimize the impact of increased expenses to the portfolio's shareholders, Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the portfolio, will waive 0.05% from its advisory fee through April 30, 2014 and the fee paid to J.P. Morgan Investment Management, Inc. for providing sub-advisory services will be reduced by 0.05%. The fee table and expense example will also be replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management fee	1.00	1.00
Service fee	0.20	0.00
Other expenses	0.82	0.82
Total annual operating expenses	2.02	1.82
Less fee waiver[2]	(0.05)	(0.05)
Total annual operating expenses after fee waiver	1.97	1.77

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$200	$180
3 year	$629	$568
5 year	$1,083	$981
10 year	$2,344	$2,133

Mid-Cap Equity Portfolio –

Effective January 1, 2013, the following replaces the second and third paragraph in the Principal investment strategies subsection:

The portfolio will invest primarily in securities of U.S. companies, but may invest up to 20% of its assets in securities of foreign companies, including through American Depositary Receipts (“ADRs”).

The manager seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the manager considers fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

Further, effective January 1, 2013, the following is added to the Principal risks subsection:

•

Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•

Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio (the “Portfolio Optimization Portfolios”):

Each Portfolio Optimization Portfolio's Annual fund operating expenses table and expense example are replaced with the following:

Portfolio Optimization Conservative Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.57
Total annual operating expenses	0.88
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.78

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$80
3 year	$271
5 year	$478
10 year	$1,075

Portfolio Optimization Moderate-Conservative Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.60
Total annual operating expenses	0.91
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.81

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$83
3 year	$280
5 year	$494
10 year	$1,110

Portfolio Optimization Moderate Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.69
Total annual operating expenses	1.00
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.90

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$92
3 year	$308
5 year	$543
10 year	$1,216

Portfolio Optimization Growth Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.74
Total annual operating expenses	1.05
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.95

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$97
3 year	$324
5 year	$570
10 year	$1,274

Portfolio Optimization Aggressive-Growth Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.78
Total annual operating expenses	1.09
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.99

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$101
3 year	$337
5 year	$591
10 year	$1,320

The second sentence of the second paragraph of each Portfolio Optimization Portfolio's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

The following is added to each Portfolio Optimization Portfolio's Principal risks from holdings in Underlying Portfolios subsection:

•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Portfolio Optimization Conservative Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•

Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

Portfolio Optimization Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

•

Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

Portfolio Optimization Aggressive-Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently, and may impact a portfolio significantly.

•

Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Long/Short Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Long/Short Large-Cap Portfolio – Effective October 1, 2012, the expenses associated with the Portfolio's securities lending program will increase. To minimize the impact of increased expenses to the portfolio's shareholders, Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the portfolio, will waive 0.05% from its advisory fee through April 30, 2014 and the fee paid to J.P. Morgan Investment Management, Inc. for providing sub-advisory services will be reduced by 0.05%. The fee table and expense example will also be replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management fee	1.00	1.00
Service fee	0.20	0.00
Other expenses	0.82	0.82
Total annual operating expenses	2.02	1.82
Less fee waiver[2]	(0.05)	(0.05)
Total annual operating expenses after fee waiver	1.97	1.77

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$200	$180
3 year	$629	$568
5 year	$1,083	$981
10 year	$2,344	$2,133

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you hold all of your shares at the end of each period
Long/Short Large-Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.02%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	1.97%	[1]
1 year	rr_ExpenseExampleYear01	200
3 year	rr_ExpenseExampleYear03	629
5 year	rr_ExpenseExampleYear05	1,083
10 year	rr_ExpenseExampleYear10	2,344
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 year	rr_ExpenseExampleNoRedemptionYear03	629
5 year	rr_ExpenseExampleNoRedemptionYear05	1,083
10 year	rr_ExpenseExampleNoRedemptionYear10	2,344
Long/Short Large-Cap Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.82%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	1.77%	[1]
1 year	rr_ExpenseExampleYear01	180
3 year	rr_ExpenseExampleYear03	568
5 year	rr_ExpenseExampleYear05	981
10 year	rr_ExpenseExampleYear10	2,133
1 year	rr_ExpenseExampleNoRedemptionYear01	180
3 year	rr_ExpenseExampleNoRedemptionYear03	568
5 year	rr_ExpenseExampleNoRedemptionYear05	981
10 year	rr_ExpenseExampleNoRedemptionYear10	2,133
Mid-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Mid-Cap Equity Portfolio –

Effective January 1, 2013, the following replaces the second and third paragraph in the Principal investment strategies subsection:

The portfolio will invest primarily in securities of U.S. companies, but may invest up to 20% of its assets in securities of foreign companies, including through American Depositary Receipts (“ADRs”).

The manager seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the manager considers fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

Further, effective January 1, 2013, the following is added to the Principal risks subsection:

•

Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•

Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio will invest primarily in securities of U.S. companies, but may invest up to 20% of its assets in securities of foreign companies, including through American Depositary Receipts (“ADRs”).

The manager seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the manager considers fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•

Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Portfolio Optimization Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Each Portfolio Optimization Portfolio's Annual fund operating expenses table and expense example are replaced with the following:

Portfolio Optimization Conservative Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.57
Total annual operating expenses	0.88
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.78

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$80
3 year	$271
5 year	$478
10 year	$1,075

The second sentence of the second paragraph of each Portfolio Optimization Portfolio's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

The following is added to each Portfolio Optimization Portfolio's Principal risks from holdings in Underlying Portfolios subsection:

•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Portfolio Optimization Conservative Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

•

Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Portfolio Optimization Conservative Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.78%	[1]
1 year	rr_ExpenseExampleYear01	80
3 year	rr_ExpenseExampleYear03	271
5 year	rr_ExpenseExampleYear05	478
10 year	rr_ExpenseExampleYear10	1,075
1 year	rr_ExpenseExampleNoRedemptionYear01	80
3 year	rr_ExpenseExampleNoRedemptionYear03	271
5 year	rr_ExpenseExampleNoRedemptionYear05	478
10 year	rr_ExpenseExampleNoRedemptionYear10	1,075
Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Portfolio Optimization Moderate-Conservative Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.60
Total annual operating expenses	0.91
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.81

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$83
3 year	$280
5 year	$494
10 year	$1,110

The second sentence of the second paragraph of each Portfolio Optimization Portfolio's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

▪	Forward foreign currency contracts;
▪	Foreign currency options;
▪	High yield debt securities;
▪	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
▪	Futures on securities, indexes, currencies and other investments; and
▪	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

The following is added to each Portfolio Optimization Portfolio's Principal risks from holdings in Underlying Portfolios subsection:

▪

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Portfolio Optimization Moderate-Conservative Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.81%	[1]
1 year	rr_ExpenseExampleYear01	83
3 year	rr_ExpenseExampleYear03	280
5 year	rr_ExpenseExampleYear05	494
10 year	rr_ExpenseExampleYear10	1,110
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 year	rr_ExpenseExampleNoRedemptionYear03	280
5 year	rr_ExpenseExampleNoRedemptionYear05	494
10 year	rr_ExpenseExampleNoRedemptionYear10	1,110
Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Portfolio Optimization Moderate Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.69
Total annual operating expenses	1.00
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.90

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$92
3 year	$308
5 year	$543
10 year	$1,216

The second sentence of the second paragraph of each Portfolio Optimization Portfolio's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

The following is added to each Portfolio Optimization Portfolio's Principal risks from holdings in Underlying Portfolios subsection:

•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•

Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•

Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Portfolio Optimization Moderate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.00%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.90%	[1]
1 year	rr_ExpenseExampleYear01	92
3 year	rr_ExpenseExampleYear03	308
5 year	rr_ExpenseExampleYear05	543
10 year	rr_ExpenseExampleYear10	1,216
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 year	rr_ExpenseExampleNoRedemptionYear03	308
5 year	rr_ExpenseExampleNoRedemptionYear05	543
10 year	rr_ExpenseExampleNoRedemptionYear10	1,216
Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Portfolio Optimization Growth Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.74
Total annual operating expenses	1.05
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.95

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$97
3 year	$324
5 year	$570
10 year	$1,274

The second sentence of the second paragraph of each Portfolio Optimization Portfolio's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

▪	Forward foreign currency contracts;
▪	Foreign currency options;
▪	High yield debt securities;
▪	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
▪	Futures on securities, indexes, currencies and other investments; and
▪	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

The following is added to each Portfolio Optimization Portfolio's Principal risks from holdings in Underlying Portfolios subsection:

▪

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

▪

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

▪

Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

Portfolio Optimization Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

▪

High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

▪

Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•

Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

•

High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

•

Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Portfolio Optimization Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.05%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.95%	[1]
1 year	rr_ExpenseExampleYear01	97
3 year	rr_ExpenseExampleYear03	324
5 year	rr_ExpenseExampleYear05	570
10 year	rr_ExpenseExampleYear10	1,274
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 year	rr_ExpenseExampleNoRedemptionYear03	324
5 year	rr_ExpenseExampleNoRedemptionYear05	570
10 year	rr_ExpenseExampleNoRedemptionYear10	1,274
Portfolio Optimization Aggressive-Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf1_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement, unless otherwise noted. Remember to review the Prospectus for other important information.

Portfolio Optimization Aggressive-Growth Portfolio

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management fee	0.10
Service fee	0.20
Other expenses	0.01
Acquired fund fees and expenses	0.78
Total annual operating expenses	1.09
Less fee waiver[2]	(0.10)
Total annual operating expenses after fee waiver	0.99

[1]   The expense information has been restated to reflect current fees.

[2]   The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class I
1 year	$101
3 year	$337
5 year	$591
10 year	$1,320

The second sentence of the second paragraph of each Portfolio Optimization Portfolio's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

The following is added to each Portfolio Optimization Portfolio's Principal risks from holdings in Underlying Portfolios subsection:

•

Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

•

Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•

Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

Portfolio Optimization Aggressive-Growth Portfolio: The following is added to the Principal risks from holdings in Underlying Portfolios subsection:

▪

Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

▪	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently, and may impact a portfolio significantly.

▪

Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

▪

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

The portion of the portfolio invested in alternative or non-traditional investment strategies may be allocated to Underlying Portfolios that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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Correlation Risk: While the performance of an Underlying Portfolio that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Portfolio's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Portfolio.

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Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

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Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.

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Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently, and may impact a portfolio significantly.

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Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
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Non-Diversification Risk: An Underlying Portfolio that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Portfolio Optimization Aggressive-Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%	[1]
Service fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.09%	[1]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.99%	[1]
1 year	rr_ExpenseExampleYear01	101
3 year	rr_ExpenseExampleYear03	337
5 year	rr_ExpenseExampleYear05	591
10 year	rr_ExpenseExampleYear10	1,320
1 year	rr_ExpenseExampleNoRedemptionYear01	101
3 year	rr_ExpenseExampleNoRedemptionYear03	337
5 year	rr_ExpenseExampleNoRedemptionYear05	591
10 year	rr_ExpenseExampleNoRedemptionYear10	1,320

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.
[3]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.